MainStay VP Common Stock Portfolio (Prospectus Summary) | MainStay VP Common Stock Portfolio
MainStay VP Common Stock Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses MainStay VP Common Stock Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.04%	0.04%
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements		0.59%	0.84%
[1]	The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

Example
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay VP Common Stock Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Class	60	189	329	738
Service Class	86	268	466	1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Portfolio primarily invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to companies in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $1.6 billion to $500.4 billion as of December 31, 2012) and the Russell 1000® Index (which ranged from $296.4 million to $500.4 billion as of December 31, 2012).

Investment Process: The Portfolio seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Using an objective, disciplined and broadly-applied process, Cornerstone Capital Management Holdings LLC, the Portfolio’s Subadvisor, selects securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. The average annual total returns table shows how the Portfolio’s average annual total returns for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the S&P 500® Indexas its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Portfolio has selected the Russell 1000® Index as a secondary benchmark. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market.

Performance for the Service Class shares, first offered June 5, 2003, includes historical performance of the Initial Class shares through June 4, 2003, adjusted to reflect the fees and expenses of Service Class shares. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

 The bar chart shows you how the Portfolio's calendar year performance has varied over the last ten years. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.

Annual Returns, Initial Class Shares(by calendar year 2003-2012)

Best Quarter
3Q/09	15.26%
Worst Quarter
4Q/08	-21.62%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MainStay VP Common Stock Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Initial Class	Initial Class	16.72%	0.77%	6.75%
Service Class	Service Class	16.43%	0.52%	6.48%
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell 1000® Index	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)	16.42%	1.92%	7.52%